Schedule of Outstanding Shares of Potentially Dilutive Securities (Details) (Parenthetical) - shares		6 Months Ended	12 Months Ended
	Oct. 22, 2025	Jun. 30, 2026	Dec. 31, 2025
Offsetting Assets [Line Items]
Issuance of common stock upon exercise of stock option, shares	8,048,770	26,321	6,772
Equity Option [Member]
Offsetting Assets [Line Items]
Issuance of common stock upon exercise of stock option, shares			6,772